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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -------------

Check here if Amendment [  ]; Amendment Number:
                                                 --------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silver Lake Group, L.L.C.
Address:  2775 Sand Hill Road, Suite 100
          Menlo Park, CA  94025

Form 13F File Number:  028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan K. Austin
Title:    Managing Director and Executive Vice President
Phone:    (650) 233-8149

Signature, Place, and Date of Signing:

/s/ Alan K. Austin          Menlo Park, CA              August 11, 2009
------------------          --------------------        --------------------
[Signature]                 [City, State]               [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:                 12

Form 13F Information Table Value Total:                 $243,957 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  No.   Form 13F File Number    Name
  ---   --------------------    -----
  1.    028-12356               Silver Lake Technology Associates, L.L.C.
  2.    028-12358               Silver Lake Technology Management, L.L.C.
  3.    028-13516               Silver Lake Technology Associates II, L.L.C.

                           FORM 13F INFORMATION TABLE
                            Silver Lake Group, L.L.C.
                        FOR QUARTER ENDED - June 30, 2009

-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                Title of Class     CUSIP      Value     Shrs or   SH/ Put/ Investment   Other          Voting
                                                          (x $1000)   prn amt   PRN Call Discretion  Managers       Authority
----------------------------  --------------   ---------  ---------   -------   --- ---- ----------  -------- ---------------------
                                                                                                              Sole   Shared    None
                                                                                                              ---------------------
GARTNER, INC.                 COM              366651107  $169,930  11,135,618  SH         OTHER       1, 2       11,135,618
-----------------------------------------------------------------------------------------------------------------------------------
NASDAQ OMX GROUP, INC.        COM              631103108   $32,462   1,523,325  SH         OTHER       1, 3        1,523,325
-----------------------------------------------------------------------------------------------------------------------------------
NETSCOUT SYSTEMS, INC.        COM              64115T104   $10,763   1,147,486  SH         OTHER       1, 2        1,147,486
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES S&P GSCI COMMODITY I  UNIT BEN INT     46428R107      $601      20,000  SH         OTHER        2             20,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR S&P LATN AMER      S&P LTN AM 40    464287390      $417      12,000  SH         OTHER        2             12,000
-----------------------------------------------------------------------------------------------------------------------------------
POWERSHARES ETF TRUST         WNDRHLL CLN EN   73935X500      $353      35,000  SH         OTHER        2             35,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES NATL GAS FUND   UNIT             912318102      $361      26,000  SH         OTHER        2             26,000
-----------------------------------------------------------------------------------------------------------------------------------
MENTOR GRAPHICS CORP          SDCV 6.25% 3/0   587200AF3      $785   1,000,000 PRN         OTHER        2          1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI CORP              COM              800907107      $372     847,000  SH         OTHER        2            847,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR FTSE INDX          COM              464287184    $4,988     130,000  SH         OTHER        2            130,000
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC.    NOTE 5.250% 1/1  65332VAY9   $12,502  12,628,000 PRN         OTHER        2         12,628,000
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC.      DBCV 2.750% 6/1  549463AG2   $10,423  11,000,000 PRN         OTHER        2         11,000,000
-----------------------------------------------------------------------------------------------------------------------------------